Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
Earnings per share (EPS) were computed as follows:

	Year Ended December 31, 2018
	Net Income	Weighted- Average Shares	Per Share Amount
	(In thousands)

Net income	$4,282

Less allocated earnings on non-vested restricted stock	(59)
Less allocated dividends on non-vested restricted stock	(155)
Net income allocated to common stockholders	4,068
		4,952,471
Basic and diluted earnings per share			$0.82

	Year Ended December 31, 2017
	Net Income	Weighted- Average Shares	Per Share Amount
	(In thousands)

Net income	$3,546

Less allocated earnings on non-vested restricted stock	(27)
Less dividends on non-vested restricted stock	(88)
Net income allocated to common stockholders	3,431
		4,981,942
Basic and diluted earnings per share			$0.71